Benefits Plans (Fair Value of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	$ 7,004,500	$ 4,972,799
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	7,004,500	2,597,415
(Level 2) Significant Other Observable Inputs [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		2,375,384
Mutual funds-Equity: Large-Cap Value [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	766,221	266,863
Mutual funds-Equity: Large-Cap Value [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	766,221	266,863
Mutual funds-Equity: Mid-Cap Value [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	385,766
Mutual funds-Equity: Mid-Cap Value [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	385,766
Mutual funds-Equity: Small-Cap Value [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	367,800
Mutual funds-Equity: Small-Cap Value [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	367,800
Mutual funds-Equity: Foreign Large Growth [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	230,043
Mutual funds-Equity: Foreign Large Growth [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	230,043
Mutual funds-Equity: Large-Cap Core [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		327,673
Mutual funds-Equity: Large-Cap Core [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		327,673
Mutual funds-Equity: Small-Cap Core [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		158,806
Mutual funds-Equity: Small-Cap Core [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		158,806
Mutual funds-Equity: International Cap [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		277,059
Mutual funds-Equity: International Cap [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		277,059
Mutual Funds-Fixed Income: US Core [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		519,981
Mutual Funds-Fixed Income: US Core [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		519,981
Mutual Funds-Fixed Income: World Bond [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	793,273
Mutual Funds-Fixed Income: World Bond [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	793,273
Mutual Funds-Fixed Income: Intermediate Government [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	727,626
Mutual Funds-Fixed Income: Intermediate Government [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	727,626
Mutual Funds-Fixed Income: Inflation Protected [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	666,735
Mutual Funds-Fixed Income: Inflation Protected [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	666,735
Mutual Funds-Asset Allocation/Balanced: Conservative Allocation [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	2,219,131
Mutual Funds-Asset Allocation/Balanced: Conservative Allocation [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	2,219,131
Mutual Funds-Asset Allocation/Balanced: World Allocation [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	340,332
Mutual Funds-Asset Allocation/Balanced: World Allocation [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	340,332
Common/Collective Trusts-Equity: Large-Cap Value [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		286,944
Common/Collective Trusts-Equity: Large-Cap Value [Member] | (Level 2) Significant Other Observable Inputs [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		286,944
Common/Collective Trusts-Equity: Large-Cap Growth [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		525,035
Common/Collective Trusts-Equity: Large-Cap Growth [Member] | (Level 2) Significant Other Observable Inputs [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		525,035
Common/Collective Trusts-Equity: International Core [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		272,948
Common/Collective Trusts-Equity: International Core [Member] | (Level 2) Significant Other Observable Inputs [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		272,948
Fixed Income [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		537,986
Fixed Income [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		537,986
Stock: BCB Common Stock [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	477,225	494,410
Stock: BCB Common Stock [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	477,225	494,410
Cash Equivalents: Money Market [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	30,348	14,637
Cash Equivalents: Money Market [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets	30,348	14,637
Cash Equivalents: BCB Bank CD [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		1,290,457
Cash Equivalents: BCB Bank CD [Member] | (Level 2) Significant Other Observable Inputs [Member]
Defined Benefit Plan Fair Value Of Plan Assets [Line Item]
Defined Benefit Plan, Fair Value of Plan Assets		$ 1,290,457